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                                                          [EQUITRUST LOGO]

                                                EquiTrust Money
                                                Market Fund, Inc.

                                                SEMI-ANNUAL REPORT
                                                JANUARY 31, 2002

                                                INVESTMENT MANAGER AND
                                                PRINCIPAL UNDERWRITER

                                                EQUITRUST INVESTMENT
                                                MANAGEMENT SERVICES, INC.

                                                5400 UNIVERSITY AVENUE
                                                WEST DES MOINES, IA 50266

                                                1-877-860-2904
                                                      225-5586 (DES MOINES)

                                                     www.equitrust.com
                                                This report is not to be
                                                distributed unless preceded or
                                                accompanied by a prospectus.

                                                   Shareholder Account Access
                                                       now available
                                                    at www.equitrust.com

737-127(02)

PRESIDENT'S LETTER

Dear Shareholder:

    During the last 6 months, the rates available to money market investors have continued to decline. This is due to the nature of a money market fund being restricted to short-term investments to preserve capital and maintain liquidity combined with a falling short-term interest rate environment. The Federal Funds rate, which is the rate that banks charge each other for overnight loans, is the rate from which other short-term investments are pegged. During the last 6 months the Federal Funds rate was cut 200 basis points, which was on top of the 250 basis points that were cut since this easing cycle began. Currently, the rate is 1.75%, which is a 40-year low. Many events happened to contribute to the cut; most on the minds of America was the tragedy of September 11th, which affected the health of this country significantly. In fact, the National Bureau of Economic Research commented that the attacks of September 11th deepened the contraction, which they declared started in March of 2001.

    Another milestone in the investment world was the collapse of Enron, which spilled over into the commercial paper markets as issuers with any hint of accounting irregularities were shut out from commercial paper issuance. In addition to Enron, there was an abnormally large number of corporate defaults during 2001 and commercial paper issuers want to have no part of this event risk. Our fund has always held only top-tier commercial paper and government agency obligations and will continue to have a strategy of high quality holdings.

    During the past 2 years, the financial markets have been very volatile. Money market funds play an important role in any portfolio. They continue to be appropriate tools to offer a stable and liquid haven for assets to be used for short-term financial needs and emergency cash reserves. The availability of the draftwriting privilege with this Fund is also an attractive feature for those circumstances. Money market funds also provide an opportunity to diversify a portfolio of stock and bond funds. Lastly, as we endure volitility in the capital markets, a money market fund allows your investment to earn a yield while you evaluate other investment options.

                                          /s/ Craig A. Lang

                                           CRAIG A. LANG
                                           PRESIDENT

February 28, 2002

    An investment in the Money Market Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

    Past performance is not a guarantee of future results.

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EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2002
(UNAUDITED)

 ASSETS

 Investments in securities, at value (equivalent to
  amortized cost).......................................    $ 25,792,856
 Cash...................................................         674,846
 Receivables:
   Accrued interest.....................................           3,426
 Prepaid expenses and other assets......................              78
                                                            ------------
 Total Assets...........................................    $ 26,471,206
                                                            ============
 LIABILITIES AND NET ASSETS
 Liabilities:
   Accounts payable to EquiTrust Investment Management
    Services, Inc.......................................    $     28,174
   Fund shares purchased................................         510,286
   Accrued expenses.....................................          23,719
   Dividends payable....................................          13,422
                                                            ------------
 Total Liabilities......................................         575,601

 Net assets applicable to 25,895,605 shares of capital
  stock outstanding.....................................      25,895,605
                                                            ------------

 Total Liabilities and Net Assets.......................    $ 26,471,206
                                                            ============

 NET ASSET VALUE PER SHARE..............................    $       1.00
                                                            ============

SEE ACCOMPANYING NOTES.

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EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2002
(UNAUDITED)

 INVESTMENT INCOME

 Interest...............................................    $    373,159

 EXPENSES
 Paid to EquiTrust Investment Management
  Services, Inc.:
  Investment advisory and management fees...............          36,304
  Shareholder service, transfer and dividend disbursing
   agent fees...........................................          50,883
  Accounting fees.......................................           7,272
 Custodian fees.........................................          31,131
 Professional fees......................................           3,540
 Directors' fees and expenses...........................           7,064
 Reports to shareholders................................           5,916
 Registration fees......................................           4,799
 Miscellaneous..........................................          19,529
                                                            ------------
 Total Expenses.........................................         166,438
 Fees paid indirectly...................................          (2,680)
                                                            ------------
 Net Expenses...........................................         163,758
                                                            ------------
 Net Increase in Net Assets Resulting from Operations...    $    209,401
                                                            ============

SEE ACCOMPANYING NOTES.

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EQUITRUST MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                             ENDED
                                          JANUARY 31,
                                             2002       YEAR ENDED
                                          (UNAUDITED)  JULY 31, 2001
                                          -----------  -------------
OPERATIONS
Net investment income...................  $   209,401   $ 1,308,393
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income...................     (209,401)   (1,308,393)
                                          -----------   -----------
                                              -0-          -0-
CAPITAL SHARE TRANSACTIONS..............   (3,227,485)   (1,185,890)
                                          -----------   -----------
Total Decrease in Net Assets............   (3,227,485)   (1,185,890)
NET ASSETS
Beginning of period.....................   29,123,090    30,308,980
                                          -----------   -----------
End of period...........................  $25,895,605   $29,123,090
                                          ===========   ===========

SEE ACCOMPANYING NOTES.

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EQUITRUST MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2002
(UNAUDITED)

                                                    ANNUALIZED
                                                     YIELD ON
                                                     PURCHASE    PRINCIPAL
                                                       DATE       AMOUNT        VALUE
                                                    ----------  -----------  ------------
COMMERCIAL PAPER (23.55%)
------------------------------
  NONDEPOSITORY INSTITUTIONS
  American General Finance Corp., 1.77%, due
   3/01/02........................................      1.773%  $  850,000   $   850,000
  ChevronTexaco Corp., 1.71%, due 2/22/02.........      1.713      800,000       800,000
  General Electric Capital Corp., 1.63%, due
   2/13/02........................................      1.632    1,100,000     1,100,000
  IBM Corp., 1.73%, due 2/19/02...................      1.732    1,400,000     1,400,000
  John Deere Capital Corp., 1.77%, due 3/04/02....      1.773      950,000       950,000
  Wells Fargo Financial, 1.71%, due 2/06/02.......      1.712    1,000,000     1,000,000
                                                                             -----------
Total Commercial Paper............................                             6,100,000
UNITED STATES GOVERNMENT AGENCIES (76.05%)
--------------------------------------------------
  Federal Farm Credit Bank, due 2/04/02...........      1.675    1,000,000       999,862
  Federal Farm Credit Bank, due 2/05/02...........      1.665    1,000,000       999,818
  Federal Farm Credit Bank, due 2/20/02...........      1.594    1,125,000     1,124,067
  Federal Home Loan Bank, due 2/01/02.............      1.675      600,000       600,000
  Federal Home Loan Bank, due 2/15/02.............      1.739      450,000       449,700
  Federal Home Loan Bank, due 3/15/02.............      1.700      930,000       928,184
  Federal Home Loan Bank, due 3/22/02.............      1.731      925,000       922,856
  Federal Home Loan Bank, due 4/10/02.............      1.577      500,000       498,535
  Federal Home Loan Bank, due 4/12/02.............      1.567      750,000       747,753
  Federal Home Loan Mortgage Corp., due 2/14/02...      1.811      925,000       924,404
  Federal Home Loan Mortgage Corp., due 3/07/02...      1.771      975,000       973,394
  Federal Home Loan Mortgage Corp., due 3/19/02...      1.647      825,000       823,291
  Federal Home Loan Mortgage Corp., due 3/21/02...      1.731    1,200,000     1,197,274
  Federal Home Loan Mortgage Corp., due 3/28/02...      1.708    1,200,000     1,196,919
  Federal Home Loan Mortgage Corp., due 4/04/02...      1.658      750,000       747,894
  Federal Home Loan Mortgage Corp., due 4/25/02...      1.680      450,000       448,287
  Federal National Mortgage Assoc., due 2/07/02...      1.716    1,500,000     1,499,577
  Federal National Mortgage Assoc., due 2/08/02...      1.758      900,000       899,697
  Federal National Mortgage Assoc., due 2/12/02...      1.768      650,000       649,654
  Federal National Mortgage Assoc., due 2/27/02...      1.605      575,000       574,343
  Federal National Mortgage Assoc., due 3/14/02...      1.731      595,000       593,846
  Federal National Mortgage Assoc., due 4/03/02...      1.679      800,000       797,761
  Federal National Mortgage Assoc., due 4/24/02...      1.731    1,100,000     1,095,740
                                                                             -----------
Total United States Government Agencies...........                            19,692,856
                                                                             -----------
Total Investments (99.60%)........................                            25,792,856
OTHER ASSETS LESS LIABILITIES (.40%)
----------------------------------------
  Cash, receivables, prepaid expenses, and other
   assets, less liabilities.......................                               102,749
                                                                             -----------
Total Net Assets (100.00%)........................                           $25,895,605
                                                                             ===========

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2002
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    EquiTrust Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry.

    The Fund values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

    The Fund records investment transactions generally on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income is recognized on an accrual basis.

    During 2001, the Fund entered into a master repurchase agreement arrangement with a bank. Through this arrangement, excess cash is deposited overnight, earning interest at a prevailing interest rate determined by the bank. Due to the highly liquid nature of this deposit, such amounts held at January 31, 2002, ($202,157) have been reported as cash.

    All of the Fund's net investment income and any realized gains and losses on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) investment advisory and management fees, which are based on the Fund's average daily net assets, currently at an annual rate of 0.25%; (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED) charge of $9.00; and (3) accounting fees, which are based on the Fund's average daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

    EquiTrust Investment has agreed to reimburse the Fund annually for its total expenses, excluding brokerage, interest, taxes and extraordinary expenses, in excess of 1.50% of the Fund's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Fund for such period.

    Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., the indirect parent of EquiTrust Investment, and other affiliated entities. At January 31, 2002, FBL Financial Group, Inc. and its affiliated companies owned 1,793,072 shares in the Fund.

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. Such deposit agreement is an alternative to overnight investments.

5.  CAPITAL SHARE TRANSACTIONS

    Net assets as of January 31, 2002 consisted of:

Capital Stock (500,000,000 shares of $.001 par
 value
 Capital Stock authorized)........................  $    25,896
Additional paid-in capital........................   25,869,709
                                                    -----------
Net Assets........................................  $25,895,605
                                                    ===========

    Transactions in Capital Stock were as follows:

                                    SIX MONTHS ENDED              YEAR ENDED
                                    JANUARY 31, 2002             JULY 31, 2001
                                -------------------------  -------------------------
                                  SHARES        AMOUNT       SHARES        AMOUNT
                                -----------  ------------  -----------  ------------
Shares sold...................   38,638,146  $ 38,638,146   83,100,096  $ 83,100,096
Shares issued in reinvestment
 of dividends and
 distributions................      194,328       194,328    1,295,477     1,295,477
Shares redeemed...............  (42,059,959)  (42,059,959) (85,581,463)  (85,581,463)
                                -----------  ------------  -----------  ------------
Net Decrease..................   (3,227,485) $ (3,227,485)  (1,185,890) $ (1,185,890)
                                ===========  ============  ===========  ============

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  DIVIDENDS TO SHAREHOLDERS

    Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the period ended January 31, 2002 were paid as follows:

      PAYABLE DATE
      ------------
      August 31, 2001....................    $.0021
      September 28, 2001.................     .0017
      October 31, 2001...................     .0013
      November 30, 2001..................     .0009
      December 31, 2001..................     .0007
      January 31, 2002...................     .0005
                                             ------
      Total Dividends Per Share..........    $.0072
                                             ======

    The tax character of dividends and distributions to shareholders for the period ended January 31, 2002 were the same for tax and financial reporting purposes.

EQUITRUST MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                   ENDED
                                                JANUARY 31,                      YEAR ENDED JULY 31,
                                                   2002        --------------------------------------------------------
                                                (UNAUDITED)      2001        2000        1999        1998        1997
                                                -----------    --------    --------    --------    --------    --------
Net asset value, beginning of period..........     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
  Income From Investment Operations
    Net investment income.....................       0.001       0.043       0.044       0.039       0.043       0.040
                                                   -------     -------     -------     -------     -------     -------
  Total from investment operations............       0.001       0.043       0.044       0.039       0.043       0.040
                                                   -------     -------     -------     -------     -------     -------
  Less Distributions
    Dividends (from net investment income)....      (0.001)     (0.043)     (0.044)     (0.039)     (0.043)     (0.040)
                                                   -------     -------     -------     -------     -------     -------
  Total distributions.........................      (0.001)     (0.043)     (0.044)     (0.039)     (0.043)     (0.040)
                                                   -------     -------     -------     -------     -------     -------
Net asset value, end of period................     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                                   =======     =======     =======     =======     =======     =======
Total Return:
  Total investment return based on net asset
   value (1)..................................        1.44%       4.40%       4.51%       3.91%       4.44%       3.99%

Ratios/Supplemental Data:
  Net assets, end of period ($000's
   omitted)...................................     $25,896     $29,123     $30,309     $31,374     $26,364     $23,054
  Ratio of total expenses to average net
   assets.....................................        1.14%(2)    1.20%       1.41%       1.30%       1.27%       1.55%
  Ratio of net expenses to average net
   assets.....................................        1.13%(2)    1.17%       1.37%       1.23%       1.27%       1.51%
  Ratio of net investment income to average
   net assets.................................        1.44%(2)    4.36%       4.42%       3.83%       4.40%       3.90%

  Information assuming no voluntary
   reimbursement byEquiTrust Investment of
   excess operating expenses (see NOTE 3):
    Per share net investment income...........                                                                 $ 0.040
    Ratio of expenses to average net assets...                                                                    1.55%
    Amount reimbursed.........................                                                                 $10,590

--------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year.

(2)  Computed on an annualized basis.

SEE ACCOMPANYING NOTES.

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